31. Related-party transactions (Details Narrative) - USD ($)		6 Months Ended
	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of related party [line items]
Compensation received
Compensation received		1,700,000	4,000,000
Unrecorded contingent asset		218,000,000
Petroleum And Alcohol Accounts [member]
Disclosure of related party [line items]
Accounts receivables		226,000,000		$ 304,000,000
Board Of Directors And Executive Committee [member]
Disclosure of related party [line items]
Compensation received	$ 82,000,000	6,000,000	10,000,000
Board members [member]
Disclosure of related party [line items]
Compensation received			200,000
Compensation received		1,890,000,000	2,270,000,000
Social security and related charges		$ 195,000,000	$ 234,000,000